UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

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Investment Company Act file number 811-09134

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MANOR INVESTMENT FUNDS, INC.
(Exact name of registrant as specified in charter)

15 Chester Commons
Malvern, PA 19355
(Address of principal executive offices)

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AGENT FOR SERVICE:

Daniel A. Morris
Manor Investment Funds, Inc.
15 Chester Commons
Malvern, Pa 19355
(Name and Address of Agent for Service)

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31, 2004

Date of reporting period: July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR
270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX,
And the Commission will make this information public. A registrant is not
Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of infor-
mation under the clearance requirements of 44 U.S.C. ss. 3507.

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VOTES CAST FOR THE GROWTH FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Bed Bath & Beyond BBBY 075896100 6/30/05	1.1 Elect Director Leonard Feinstein
1.2 Elect Director Robert Kaplan
1.3 Elect Director Dean S. Adler
1.4 Elect Director Jordan Heller
2 Ratification of KPMG
3 Shareholder proposal regarding foreign workplace monitoring
4 Shareholder proposal regarding executive stock holdings
	5 Shareholder proposal regarding the board structure	For For For For For Against Against Against	For For Against For For Abstain Against Against	Management Management Management Management Management Shareholder Shareholder Shareholder
News Corporation NWS 65248E203 6/30/05	1 Adoption of 2005 Long Term Incentive Plan	For	For	Management
EBAY Inc. EBAY 278642103 6/23/05	1.1 Elect Director Fred D. Anderson
1.2 Elect Director Edward W. Barnholt
1.3 Elect DIrector Scott D. Cook
1.4 Elect Director Robert C. Kagle
2 Approve EBAY Incentive Plan
3 Approve amendment to increase authorized shares of common stock
4 Ratification of PriceWaterhouseCoopers LLP as auditors
5 Shareholder proposal on granting performance vesting shares to senior executives
	6 Shareholder proposal regarding voting dtandard for director elections	For For For For For For For Against Against	For For For For For For For Against Against	Management Management Management Management Management Management Management Shareholder Shareholder
Staples, Inc. SPLS 855030102 6/13/05	1.1 Elect Director Brenda C. Barnes
1.2 Elect Director Mary Elizabeth Burton
1.3 Elect Director Richard J. Currie
1.4 Elect Director Rowland T. Moriarty
2 Approve the amended 2004 Stock Incentive Plan
3 Ratification of Ernst & Young LLP as independent accountant
	4 Shareholder proposal on redeem or vote poison pill	For For For For For For Against	For For For For For For Against	Management Management Management Management Management Management Shareholder
E*Trade Financial Corp. ET 269246104 5/26/05	1.1 Elect Director Mitchell H. Caplan
1.2 Elect Director C. Cathleen Raffaeli
1.3 Elect Director Daryl G. Brewster
1.4 Elect Director Stephen H. Willard
2 Approve 2005 Equity Incentive Plan
2 Approve 2005 Executive Bonus Plan
	4 Ratification of Deloitte & Touche LLP as independent accountants	For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
ACE Limited ACE G0070K103 5/26/05	1.1 Elect Director Evan G. Greenberg 1.2 Elect Director John A. Krol 2 Ratification of PriceWaterhouseCoopers, LLP as independent auditors	For For For	For For For	Management Management Management
Express Scripts, Inc. ESRX 302182100 5/25/08	1.1 Elect Director Gary G.Benanav
1.2 Elect Director Frank J. Borelli
1.3 Elect Director Maura C. Breen
1.4 Elect Director Nicholas J. Lahowchic
1.5 Elect Director Thomas P. McMahon
1.6 Elect Director John O. Parker, Jr.
1.7 Elect Director George Paz
1.8 Elect Director Samuel K. Skinner
1.9 Elect Director Seymour Sternberg
1.10 Elect Director Barrett A. Toan
1.11 Elect Director Howard L. Waltman
	2 Ratification of PriceWaterhouseCoopers, LLP as independent accountants	For For For For For For For For For For For For	For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
TXU Corporation TXU 873168108 5/20/05	1.1 Elect Director Derek C. Bonham
1.2 Elect Director E. Gail De Planque
1.3 Elect Director William M. Griffin
1.4 Elect Director Kerney Laday
1.5 Elect Director Jack E. Little
1.6 Elect Director Erle Nye
1.7 Elect Director J.E. Oesterreicher
1.8 Elect Director Michael W. Ranger
1.9 Elect Director Herbert H. Richardson
1.10 Elect Director C. John WIlder
2 Approval of 2005 Omnibus Incentive Plan
	3 Approval of Deloitte & Touche as auditors	For For For For For For For For For For For For	For For For Against For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
Jones Apparel Group, Inc. JNY 480074103 5/18/05	1.1 Elect Director Peter Boneparth
1.2 Elect Director Sidney Kimmel
1.3 Elect Director Howard Gittis
1.4 Elect Director Anthony F. Scarpa
1.5 Elect Director Matthew H. Kamens
1.6 Elect Director Michael L. Tarnopol
1.7 Elect Director Robert Kerrey
1.8 Elect Director Ann N. Reese
1.9 Elect Director Gerald C. Crotty
1.10 Elect Director Lowell W. Robinson
2 Ratification of BDO Seidman, LLP as independent auditors
	3 Approval to amend 1999 Stock Incentive Plan	For For For For For For For For For For For For	For For For Against Against Against Against For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
Mohawk Industries, Inc. MHK 608190104 5/18/05	1.1 Elect Director John F. Fiedler 1.2 Elect Director Jeffrey S. Lorberbaum 1.3 Elect Director Robert N. Pokelwaldt	For For For	For For For	Management Management Management
Hospitality Properties Trust HPT 44106M102 5/11/05	1.1 Elect Director John L. Harrington 1.2 Elect Director Barry M. Portnoy	For For	For For	Management Management
Quest Diagnostics, Inc. DGX 58504P103 5/10/05	1.1 Elect Director William F. Buehler
1.2 Elect Director Rosanne Haggerty
1.3 Elect Director Gary M. Pfeiffer
1.4 Elect Director Daniel C. Stanzione PHD
2  Ratification of PricewaterhouseCoopers LLP as independent accountants
3 Approval of amended employee long-term incentive plan
	4 Approval of amended director long-term incentive plan	For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
Golden West Financial Corp. GDW 381317106 4/5/05	1.1 Elect Director Louis J. Galen
1.2 Elect Director Antonia Hernandez
1.3 Elect Director Bernard A. Osher
2  Approval of 2005 stock incentive plan
	3 Ratification of Deloitte & Touche LLP as independent auditors	For For For For For	For For For For For	Management Management Management Management Management
Baker Hughes Inc. BHI 057224107 4/05/05	1.1 Elect Director Larry D. Brady
1.2 Elect Director Clarence P. Cazalot, Jr.
1.3 Elect Director Anthony G. Fernandes
1.4 Elect Director Larry Nichols
2  Ratification of Deloitte & Touche LLP as independent auditors
3  Proposal to amend Certificate of Incorporation to declassify board of directors
	4 Stockholder proposal regarding majority votes protocol	For For For For For For Against	For For For For For For Against	Management Management Management Management Management Management Shareholder
Fortune Brands, Inc. FO 349631101 4/05/05	1.1 Elect Director Thomas C. Hayes
1.2 Elect Director Pierre E. Leroy
1.3 Elect Director Gordon R. Lohman
1.4 Elect Director Christopher Reyes
2  Ratification of PriceWaterhouseCoopers LLP as independent accountants
	3 Approval of 2005 non-employee director stock option	For For For For For For	For For For For For For	Management Management Management Management Management Management
Cendant Corporation CD 151313103 4/05/05	1.1 Elect Director Myra J. Biblowit
1.2 Elect Director Leonard S. Coleman
1.3 Elect Director Cheryl D. Mills
1.4 Elect Director Rt. Hon. Brian Mulroney
1.5 Elect Director Robert E. Nederlander
1.6 Elect Director Ronald L. Nelson
1.7 Elect Director Robert W. Pittman
1.8 Elect Director Pauline D.E. Richards
1.9 Elect Director Sheli Z. Rosenberg
1.10 Elect Director Robert F. Smith
2  Ratification of Deloitte & Touche LLP as independent auditors
3  Approval of 1999 non-employee directors deferred compensation plan
4  Approval of 2005 UK share incentive plan
5  Shareholder proposal regarding CEO compensation
	6 Shareholder proposal regarding severance agreements	For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Gap, Inc. GPS 364760108 4/05/05	1.1 Elect Director Howard P. Behar
1.2 Elect Director Adrian D. P. Bellamy
1.3 Elect Director Domenico DeSole
1.4 Elect Director Donald G. Fisher
1.5 Elect Director Doris F. Fisher
1.6 Elect Director Robert J. Fisher
1.7 Elect Director Penelope L. Hughes
1.8 Elect Director Bob L. Martin
1.9 Elect Director Jorge P. Montoya
1.10 Elect Director Paul S. Pressler
1.11 Elect Director James M. Schneider
1.12 Elect Director Mayo A. Shattuck III
1.13 Elect Director Margaret c. Whitman
2   Ratify Deloitte & Touche LLP as independent auditors
	3 Approval to amend/restate executive management incentive compensation plan	For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Valero Energy VLO 91913Y100 4/05/05	1.1 Elect Director W.E. Bill Bradford 1.2 Elect Director Ronald K. Calgaard 1.3 Elect Director William E. Greeley 2 Ratify KPMG LLP 3 Approval of the 2005 Omnibus Stock incentive plan	For For For For For	For For For For For	Management Management Management Management Management
Qualcomm Corp. QCOM 747525103 02/17/2005	1.1 Elect Director Robert E. Kahn 1.2 Elect Director Duane E. Nelles 1.2 Elect Director Brent Scowcroft 2 Approval of the amendments to the company's restated certificate of incorporation	For For For For	For For For For	Management Management Management Management
Microsoft Corp. MSFT 594918104 11/09/04	1.1 Elect Director William H. Gates III
1.2 Elect Director Steven A. Ballmer
1.3 Elect Director James I. Cash Jr.
1.4 Elect Director Raymond V. Gilmartin
1.5 Elect Director A. McLaughlin Korologos
1.6 Elect Director David F. Marquardt
1.7 Elect Director Charles H. Noski
1.8 Elect Director Helmut Panke
1.9 Elect Director Jon A. Shirley
2    Adoption of the amendments to the 2001 stock plan and the 1991 stock option plan
3    Adoption of the amendments to the 1999 stock plan/stock option plan  for non-employee directors
4    Approval of material terms of the performance criteria for awards under the 2001 stock plan
	5 Ratification of Deloitte & Touche LLP as independent auditors	For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Chelsea Property Group CPG 163421100 10/13/04	1 Approval of the REIT merger and plan of merger by Simon Property Group, et. al.	For	For	Management
Valero Energy VLO 91913Y100 8/03/04	1 Approval of increasing the number of shares of common stock	For	For	Management
Ivax IVX 465823102 7/15/04	1.1 Elect Director Betty G. Amos
1.2 Elect Director Mark Andrews
1.3 Elect Director Ernst Biekert
1.4 Elect Director Paul L. Cejas
1.5 Elect Director Jack Fishman
1.6 Elect Director Neil Flanzraich
1.7 Elect Director Phillip Frost
1.8 Elect Director Bruce W. Greer
1.9 Elect Director Jane Hsiao
1.10 Elect Director David A. Lieberman
1.11 Elect Director Richard C. Pfenniger Jr.
1.12 Elect Director Bertram Pitt
	2 Approval of 2004 incentive plan	For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Xilinx XLNX 983919101 8/05/04	1.1 Elect Director Willem P. Roelandts
1.2 Elect Director John H. Doyle
1.3 Elect Director Jerlad G. Fishman
1.4 Elect Director Philip T. Gianos
1.5 Elect Director Harold E. Hugehes Jr.
1.6 Elect Director William G. Howard Jr.
1.7 Elect Director Richard w. Sevcik
1.8 Elect Director Elizabeth Vanderslice
	2 Ratify Ernst & Young	For For For For For For For For For	For For For For For For For For For	Management Management Management Management Management Management Management Management Management
Tidewater TDW 886423102 7/15/04	1.1 Elect Director Richard T. Du Moulin
1.2 Elect Director J. Wayne Leonard
1.3 Elect Director Paul W. Murrill
1.4 Elect Director Dean E. Taylor
2    Ratify Deloitte & Touche
	3 Stockholder proposal: declassification of the board of Directors and the annual election of all Directors	For For For For For Against	For For For For For Against	Management Management Management Management Management Shareholder
Dell DELL 247025109 7/16/04	1.1 Elect Director Donald J. Carty
1.2 Elect Director Michael S. Dell
1.3 Elect Director William H. Gray III
1.4 Elect Director Judy C. Lewent
1.5 Elect Director Thomas W. Luce III
1.6 Elect Director Klaus S. Luft
1.7 Elect Director Alex J. Mandi
1.8 Elect Director Michael A. Miles
1.9 Elect Director Samuel A. Nunn Jr.
1.10 Elect Director Kevin B. Rollins
2    Ratify independent auditors
	3 Stockholder proposal: expensing options	For For For For For For For For For For For Against	For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Shareholder

VOTES CAST FOR THE MANOR FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Best Buy Co. BBY 086516101 6/23/05	1.1 Elect Director Ronald James
1.2 Elect Director Elliot S. Kaplan
1.3 Elect Director Matthew H. Paull
1.4 Elect Director Richard M. Schulze
1.5 Elect Director Mary A. Tolan
1.6 Elect Director Hatim A. Tyabji
	2 Ratify Deloitte & Touche LLP as independent accounting firm	For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
Devon Energy Corp. DVN 25179M103 6/8/05	1.1 Elect Director John A. Hill
1.2 Elect Director William J. Johnson
1.3 Elect Director Robert A. Mosbacher, Jr.
2 Ratify appointment of KPMG LLP as independent auditors
3 Adoption of Long Term Incentive Plan
	4 Revision of Director election vote standard	For For For For For Against	For For For For For Against	Management Management Management Management Management Shareholder
General Motors Corp. GM 370442105 6/7/05	1.1 Elect Director P.N. Barnevik
1.2 Elect Director  E.B. Bowles
1.3 Elect Director A.M. Codina
1.4 Elect Director J.H. Bryan
1.5 Elect Director G.M.C. Fisher
1.6 Elect Director K. Katen
1.7 Elect Director K. Kresa
1.8 Elect Director E.J. Kullman
1.9 Elect Director P.A. Laskawy
1.10 Elect Director E.S. O'Neal
1.11 Elect Director E. Pfeiffer
1.12 Elect Director G.R. Wagoner, Jr.
2 Ratify indpendent accountants
3 Shareholder proposal to eliminate awarding, repricing or renewing stock options
4 Shareholder proposal to adopt cumulative voting
5 Shareholder proposal for report on Greenhouse Gas Emissions
6 Shareholder proposal for approval for future golden parachutes
7 Shareholder proposal to apply simple majority vote on items	For For For For For For For For For For For For For Against Against Against Against Against	For For For For For For For For For For For For For Against Against Against Against Against	Management
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Nabors Industries Ltd. NBR 629568106 6/7/05	1.1 Elect Director Anthony G. Petrello
1.2 Elect Director Myron M. Sheinfeld
1.3 Elect Director Martin J. Whitman
2 Appointment of PriceWatherhouseCoopers LLP as independent auditors and for Audit Committee to set auditors' renumeration
3 Amendment to Bye-Laws
4 Amendment to Employee Stock Plan
	5 Shareholder proposal regarding future stock grants to senior executives	For For For For For For Against	For For For For For For Against	Management Management Management Management Management Management Shareholder
Intel Corporation INTC 458140100 5/18/05	1.1 Elect Director Craig R. Barrett
1.2 Elect Director Charlene Barshefsky
1.3 Elect Director John P. Browne
1.4 Elect Director D. James Guzy
1.5 Elect Director Reed E. Hundt
1.6 Elect Director Paul S. Otellini
1.7 Elect Director David S. Pottruck
1.8 Elect Director Jane E. Shaw
1.9 Elect Director John L. Thornton
1.10 Elect Director David B. Yoffie
2 Ratification of independent registered public accountant
3 Approval of amendment to Equity Incentive Plan
	4 Approval of amendment to Executive Officer Incentive Plan	For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Vornado Realty VNO 929042109 5/18/05	1.1 Elect Director Anthony Deering 1.2 Elect Director Michael Lynne 1.3 Elect Director Robert H. Smith 1.4 Elect Director Ronald Targan 2 Ratification of independent auditor	For For For For For	For For For For For	Management Management Management Management Management
The Allstate Corporation ALL 020002101 5/17/05	1.1 Elect Director F. Duane Ackerman
1.2 Elect Director James G. Andress
1.3 Elect Director Edward A. Brennan
1.4 Elect Director W. James Farrell
1.5 Elect Director Jack M. Greenberg
1.6 Elect Director Ronald T. Lemay
1.7 Elect Director Edward M. Liddy
1.8 Elect Director J. Christopher Reyes
1.9 Elect Director H. John Riley, Jr.
1.10 Elect Director Joshua I. Smith
1.11 Elect Director Judith A. Spreiser
1.12 Elect Director Mary Alice Taylor
2 Ratify Deloitte & Touche as independent auditors
	3 Shareholder proposal for cumulative voting for Board of Directors	For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Norfolk Southern Corp. NSC 482686102 5/12/05	1.1 Elect Director Gerald L. Baliles
1.2 Elect Director Gene R. Carter
1.3 Elect Director Charles W. Moorman, IV
1.4 Elect Director J. Paul Reason
2  Ratify KPMG, LLP as auditors
3  Ratify Long-Term incentive plan for Norfolk Southern
4  Ratify Executive Management Incentive Plan
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Wellpoint, Inc. WHN 94973H108 5/10/05	1.1 Elect Director William H.T. Bush
1.2 Elect Director Warren Y. Jobe
1.3 Elect Director William G. Mays
1.4 Elect Director Sen. Donald W. Riegle Jr.
1.5 Elect Director William J. Ryan
2  Ratify Ernst & Young as Public Accounting Firm for 2005
	3 Shareholder Proposal on performance based compensation	For For For For For For Against	For For For For For For Abstain	Management Management Management Management Management Management Shareholder
Manor Care, Inc. HCR 564055101 5/10/05	1.1 Elect Director Mary Taylor Behrens 1.2 Elect Director Joseph F. Damico 1.3 Elect Director John T. Schwieters 1.4 Elect Director Gail R. Wilensky 2 Ratify Performance Award Plan	For For For For For	For For For For For	Management Management Management Management Management
Citrix Systems, Inc. CTXS 177376100 5/5/2005	1.1 Elect Director Murray J. Demo
1.2 Elect Director John W. White
2    Ratify 2005 Equity Incentive Plan
3    Ratify 2005 Employee Stock Purchase Plan
	4 Ratify Ernst & Young as Independent Auditors for 2005	For For For For For	For For For For For	Management Management Management Management Management
Pepsico PEP 713448108 5/4/2005	1.1 Elect Director John F. Akers
1.2   Elect Director Robert E. Allen
1.3   Elect Director Ray L. Hunt
1.4   Elect Director Arthur C. Martinez
1.5   Elect Director Indra K. Nooyi
1.6   Elect Director Steven S. Reinemund
1.7   Elect Director Sharon Percy Rockefeller
1.8   Elect Director James J. Schiro
1.9   Elect Director Franklin A. Thomas
1.10 Elect Director Cynthia M. Trudell
1.11 Elect Director Solomon D. Trujillo
1.12 Elect Director Daniel Vasella
2      Ratify approval of auditors
	3 Shareholder proposal regarding publication of political contributions	For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
bok International LTD. RBK 758110100 4/5/2005	1.1 Elect Director Norman Axelrod
1.2 Elect Director Paul R. Duncan
1.3 Elect Director Richard G. Lesser
1.4 Elect Director Deval L. Patrick
1.5 Elect Director Paul B. Fireman
1.6 Elect Director Dorothy E. Puhy
1.7 Elect Director Thomas M. Ryan
	2 Ratify independent auditors	For For For For For For For For	For For For For For For For For	Management Management Management Management Management Management Management Management
Paccar Inc. PCAR 693718108 4/5/2005	1.1 Elect Director John M. Fluke
1.2 Elect Director Stephen F. Page
1.3 Elect Director Michael A. Tembreull
1   Stockholder proposal regarding election of board of directors
	2 Stockholder proposal regarding director vote threshold	For For For Against Against	For For For For Against	Management Management Management Shareholder Shareholder
General Electric Company GE 369604103 4/5/2005	1.1 Elect Director James I. Cash
1.2 Elect Director William M. Castell
1.3 Elect Director Dennis D. Dammerman
1.4 Elect Director Ann M. Fudge
1.5 Elect Director Claudio X. Gonzalez
1.6 Elect Director Jeffery R. Immelt
1.7 Elect Director Andrea Jung
1.8 Elect Director Alan G. Lafley
1.9 Elect Director Ralph S. Larson
1.10 Elect Director Rochelle B. Lazarus
1.11 Elect Director Sam Nunn
1.12 Elect Director Roger S. Penske
1.13 Elect Director Robert J. Swieringa
1.14 Elect Director Douglas A. Warner III
1.15 Elect Director Robert C. Wright
B  Ratify independent accounting firm
1   Stockholder proposal on cumulative voting
2   Stockholder proposal report on nuclear risk
3   Stockholder proposal on PBC cleanup costs
4   Stockholder proposal to curb over-extended directors
5   Stockholder proposal for report on sustainability
6   Stockholder proposal to disclose political contributions
7 Stockholder proposal on animal testing	For For For For For For For For For For For For For For For For Against Against Against Against Against Against Against	For For For For For For For For For For For For For For For For Against Against Against For Against For For	Management
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International Business Machines Corp. IBM 459200101 4/5/2005	1.1 Elect Director C. Black
1.2 Elect Director K. I. Chenault
1.3 Elect Director J. Dormann
1.4 Elect Director M. L. Eskew
1.5 Elect Director C. Ghosn
1.6 Elect Director C. F. Knight
1.7 Elect Director M. Makihara
1.8 Elect Director L.A. Noto
1.9 Elect Director S. J. Palmisano
1.10 Elect Director J.  E. Spero
1.11 Elect Director S. Taurel
1.12 Elect Director C. M. Vest
1.13 Elect Director L.H. Zambrano
2   Ratify independent accounting firm
3   Stockholder proposal on cumulative voting
4   Stockholder proposal on pension and retirement medical
5   Stockholder proposal on executive compensation
6   Stockholder proposal on expensing stock options
7   Stockholder proposal on disclosure of executive compensation
8 Stockholder proposal on offshoring	For For For For For For For For For For For For For For Against Against Against Against Against Against	For For For For For For For For For For For For For For Against For For Against For Against	Management
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r Inc. PFE 717081103 4/5/2005	1.1 Elect Director Michael S. Brown
1.2 Elect Director M. Anthony Burns
1.3 Elect Director Robert N. Burt
1.4 Elect Director W. Don Cornwell
1.5 Elect Director William H. Gray III
1.6 Elect Director Constance J. Horner
1.7 Elect Director William R. Howell
1.8 Elect Director Stanley O. Ikenberry
1.9 Elect Director George A. Lorch
1.10 Elect Director Henry A. McKinnell
1.11 Elect Director Dana G. Mead
1.12 Elect Director Ruth J. Simmons
1.13 Elect Director William C. Steere, Jr.
1.14 Elect Director Jean-Paul Valles
2   Ratify KPMG LLP  as independent accounting firm
3   Shareholder proposal for term limits for directors
4   Shareholder proposal requesting report on increasing access to products
5   Shareholder proposal relating to prescription drugs
6   Shareholder proposal relating to political contributions
7   Shareholder proposal relating to product availability in Cananda
8 Shareholder proposal on the separation of roles of the Chair and CEO and access to products	For For For For For For For For For For For For For For For Against Against Against Against Against Against	For For For For For For For For For For For For For For For Against Against Against For Against Against	Management
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Citigroup C 172967101 4/5/2005	1.1 Elect Director C. Michael Armstrong
1.2 Elect Director Alain J.P. Belda
1.3 Elect Director George David
1.4 Elect Director Kenneth T. Derr
1.5 Elect Director John M. Deutch
1.6 Elect Director Hernandez Ramirez
1.7 Elect Director Ann Dibble Jordan
1.8 Elect Director Klaus Kleinfeld
1.9 Elect Director Dudley C. Mecum
1.10 Elect Director Anne Mulcahy
1.11 Elect Director Richard D. Parsons
1.12 Elect Director Charles prince
1.13 Elect Director Judith Rodin
1.14 Elect Director Robert E. Rubin
1.15 Elect Director Franklin A. Thoams
1.16 Elect Director Sanford I. Weill
1.17 Elect Director Robert B. Willumstad
2   Ratify KPMG LLP  as independent auditors
3   Approval of amended/restated 1999 Stock incentive plan
4   Stockholder proposal to curb executive compensation
5   Stockholder proposal requesting report on political contributions
6   Stockholder proposal that chairman of the board have no management duties, titles
7   Stockholder proposal that CEO compensation be limited unless prior stockholder approval
8   Stockholder proposal that directors be elected by a majority of votes cast
9   Stockholder proposal prohibiting payment of non-deductible compensation to any officer without approval
10 Stockholder proposal that a majority vote apply on each issue subject to vote	For For For For For For For For For For For For For For For For For For For Against Against Against Against Against Against Against	For For For For For For For For For For For For For For For For For For For Against For Against Against For For For	Management
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MBNA Corp. KRB 55262L100 4/5/2005	1.1 Elect Director James H. Berick
1.2 Elect Director Mary M. Boies
1.3 Elect Director Benjamin R.Civiletti
1.4 Elect Director Bruce L. Hammonds
1.5 Elect Director William L. Jews
1.6 Elect Director Randolph D. Lerner
1.7 Elect Director Stuart L. Markowitz
1.8 Elect Director William B. Milstead
1.9 Elect Director Thomas G. Murdough, Jr.
1.10 Elect Director Laura S. Unger
2    Ratify independent auditors
3    Stockholder proposal
	4 Stockholder proposal	For For For For For For For For For For For Against Against	For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
KB Home	1.1 Elect Director James A. Johnson
1.2 Elect Director J. Terrence Lanni
1.3 Elect Director Dr. Barry Munitz
2    Increase the number of common stock shares from 100 million to 300 million
	3 Ratify Ernest & Young as independent auditors	For For For For For	For For For For For	Management Management Management Management Management
Hewlett-Packard Company	1.1 Elect Director L.T. Babbio, Jr.
1.2 Elect Director P.C. Dunn
1.3 Elect Director R.A. Hackborn
1.4 Elect Director G.A. Kenworth II
1.5 Elect Director R.E. Knowling, Jr.
1.6 Elect Director T.J. Perkins
1.7 Elect Director R.L. Ryan
1.8 Elect Director L.S. Salhany
1.9 Elect Director R.P. Wayman
2    Ratify Ernest & Young as independent auditors
	3 Approval of amendment to the employees stock option plan	For For For For For For For For For For For	For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management
Deere & Company DE 244199105 20/17/05	1.1 Elect Director John R. Block
1.2 Elect Director T. Kevin Dunnigan
1.3 Elect Director Dipak C. Jain
1.4 Elect Director Joachim Milberg
2    Approval of performance bonus plan
	3 Ratify Deloitte & Touche LLP as independent auditors	For For For For For For	For For For For For For	Management Management Management Management Management Management
Tyco International LTD. TYC 902124106 02/17/05	1.1 Elect Director Dennis c. Blair
1.2 Elect Director Edward D. Breen
1.3 Elect Director George W. Buckley
1.4 Elect Director Brian Duperreault
1.5 Elect Director Bruce S. Gordon
1.6 Elect Director Rajiv L. Gupta
1.7 Elect Director John A. Krol
1.8 Elect Director Mackey J. McDonald
1.9 Elect Director H. Carl McCall
1.10 Elect Director Brendan R. O'Neill
1.11 Elect Director Sandra S. Wijnberg
1.12 Elect Director Jerome B. York
	2 Re-appoint Deloitte & Touche LLP as independent auditors and audit committee to set remuneration	For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Alcan Inc. AL 013716105 12/22/04	1 In respect of the arrangement resolution	For	For	Management
Cardinal Health, Inc. CAH 14149Y108 12/08/04	1.1 Elect Director George H. Conrades
1.2 Elect Director Robert L. Gerbig
1.3 Elect Director Richard C. Notebaert
2    Proposal to amend the performance based incentive plan
	3 Shareholder proposal requesting declassification of board members	For For For For Against	For For For For Against	Management Management Management Management Shareholder
Cisco Systems, Inc. CSCO 17275R102 11/18/04	1.1 Elect Director Carol A. Bartz
1.2 Elect Director M. Michele Burns
1.3 Elect Director Larry R. Carter
1.4 Elect Director John T. Chambers
1.5 Elect Director Dr. James F. Gibbons
1.6 Elect Director Dr. John L. Hennessy
1.7 Elect Director Roderick C. McGeary
1.8 Elect Director James C. Morgan
1.9 Elect Director John P. Morgridge
1.10 Elect Director Donald T. Valentine
1.11 Elect Director Steven M. West
1.12 Elect Director Jerry Yang
2    Ratify PriceWaterhouseCoopers LLP as independent accountants
	3 Shareholder proposal requesting a review of Cisco's executive compensation policies	For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Freddie Mac FRE 313400301 11/04/04	1.1 Elect Director Barbara T. Alexander
1.2 Elect Director Geoffrey T. Boisi
1.3 Elect Director Michelle Engler
1.4 Elect Director Richard Karl Goeltz
1.5 Elect Director Thomas s. Johnson
1.6 Elect Director William M. Lewis, Jr.
1.7 Elect Director John B. Mccoy
1.8 Elect Director Eugene M. Mcuade
1.9 Elect Director Shaun F. O'Malley
1.10 Elect Director Ronald F. Poe
1.11 Elect Director Stephen A. Ross
1.12 Elect Director Richard F. Syron
1.13 Elect Director William J. Turner
2   Appoint PriceWaterhouseCoopers LLP as auditors
3   Approval of 2004 Stock compensation plan
	4 Approval of employee stock purchase plan	For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management

VOTES CAST FOR THE BOND FUND
There are no proxy votes cast or recorded for The Bond Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.

By Daniel A. Morris, President, Manor Investment Funds, Inc.

Date: August 24, 2005